Note 46 Pension commitments with executive directors (Details) - EUR (€) € in Thousands		Jun. 30, 2025	Jun. 30, 2024
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	€ 236	€ 236
Death and disability contributions	[1]	228	236
Accumulated funds		27,898	25,793
Board of Directors Chairman [Member]
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	236	236
Death and disability contributions	[1]	118	126
Accumulated funds		27,898	25,793
Chief Executive Officer [Member]
Pension commitments with executive directors [Line Items]
Retirement contributions	[1]	0	0
Death and disability contributions	[1]	110	110
Accumulated funds		€ 0	€ 0

[1]
(1) Contributions recorded to meet pension commitments with executive directors in proportion to the first half of the 2025 and 2024 financial years. In the case of the Chair, these relate to the sum of the annual contribution to the retirement pension, in the proportional portion of the first half of the year, and the adjustment made to the “discretionary pension benefits” for the financial years 2024 and 2023, which were to be contributed in the 2025 and 2024 financial years, respectively, and to death and disability insurance premiums, in the proportional portion for the first half of each financial year. In the case of the Chief Executive Officer, the contributions reported correspond exclusively to the insurance premiums paid by the Bank, corresponding to the first half of each financial year, to cover the death and disability contingencies given that, in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.

PAYMENTS FOR THE TERMINATION OF THE CONTRACTUAL RELATIONSHIP